Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares authorized	1,097,141,091	14,141,093
Ordinary shares issued	20,712,924	13,273,596
Ordinary shares outstanding	20,258,282	12,815,143
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares authorized	2,858,909	2,858,909
Ordinary shares issued	2,858,909	2,858,909
Ordinary shares outstanding	2,858,909	2,858,909